INTANGIBLE ASSETS - Components of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 593,210
Intangible assets other than goodwill at end of period	679,547	$ 593,210
Intangible assets with indefinite useful life	$ 183,432	$ 156,732
Amortisation rate, intangible assets other than goodwill	5.00%	5.00%
Discount rate applied to cash flow projections	10.00%	15.00%
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 922,189	$ 856,059
Additions	29,628	24,192
Acquisition of subsidiaries	138,291	40,571
Disposals	(3,276)	(7,804)
Exchange and other adjustments	(76,407)	9,171
Intangible assets other than goodwill at end of period	1,010,425	922,189
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(328,979)	(287,879)
Disposals	2,607	7,319
Exchange and other adjustments	78,557	27,420
Amortization	(83,063)	(75,839)
Intangible assets other than goodwill at end of period	(330,878)	(328,979)
Development projects
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	40,467
Intangible assets other than goodwill at end of period	46,322	40,467
Development projects | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	68,222	48,613
Additions	18,135	18,060
Acquisition of subsidiaries	1,170	0
Disposals	(635)	(424)
Exchange and other adjustments	(6,525)	1,973
Intangible assets other than goodwill at end of period	80,367	68,222
Development projects | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(27,755)	(23,430)
Disposals	13	0
Exchange and other adjustments	190	(1,126)
Amortization	(6,493)	(3,199)
Intangible assets other than goodwill at end of period	(34,045)	(27,755)
Computer software, licenses and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	20,811
Intangible assets other than goodwill at end of period	31,571	20,811
Computer software, licenses and other | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	55,689	68,244
Additions	11,493	6,132
Acquisition of subsidiaries	1,639	7,211
Disposals	(2,641)	(7,380)
Exchange and other adjustments	3,476	(18,518)
Intangible assets other than goodwill at end of period	69,656	55,689
Computer software, licenses and other | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(34,878)	(47,130)
Disposals	2,594	7,319
Exchange and other adjustments	6,563	20,068
Amortization	(12,364)	(15,135)
Intangible assets other than goodwill at end of period	(38,085)	(34,878)
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	198,840
Intangible assets other than goodwill at end of period	215,892	198,840
Technology | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	278,510	247,134
Additions	0	0
Acquisition of subsidiaries	48,920	19,713
Disposals	0	0
Exchange and other adjustments	(12,174)	11,663
Intangible assets other than goodwill at end of period	315,256	278,510
Technology | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(79,670)	(53,507)
Disposals	0	0
Exchange and other adjustments	11,478	(181)
Amortization	(31,172)	(25,982)
Intangible assets other than goodwill at end of period	(99,364)	(79,670)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	165,004
Intangible assets other than goodwill at end of period	192,345	165,004
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	348,733	335,642
Additions	0	0
Acquisition of subsidiaries	57,379	4,549
Disposals	0	0
Exchange and other adjustments	(60,794)	8,542
Intangible assets other than goodwill at end of period	345,318	348,733
Customer relationships | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(183,729)	(158,028)
Disposals	0	0
Exchange and other adjustments	60,303	3,699
Amortization	(29,547)	(29,400)
Intangible assets other than goodwill at end of period	(152,973)	(183,729)
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	168,088
Intangible assets other than goodwill at end of period	$ 193,417	168,088
Useful life measured as period of time, intangible assets other than goodwill	5 years
Brands | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 171,035	156,426
Additions	0	0
Acquisition of subsidiaries	29,183	9,098
Disposals	0	0
Exchange and other adjustments	(390)	5,511
Intangible assets other than goodwill at end of period	199,828	171,035
Brands | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(2,947)	(5,784)
Disposals	0	0
Exchange and other adjustments	23	4,960
Amortization	(3,487)	(2,123)
Intangible assets other than goodwill at end of period	$ (6,411)	$ (2,947)